Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Document Creation Date	dei_DocumentCreationDate	May 15, 2015